Income Taxes - Schedule of Income (Loss) Before Income Taxes and Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Taxes and Provision [Line Items]
Total income (loss) before income taxes	$ (56,066,272)	$ (91,143,755)	$ (7,848,380)
BVI [Member]
Schedule of Income (Loss) Before Income Taxes and Provision [Line Items]
Total income (loss) before income taxes	(53,468,649)	(89,809,419)	(5,273,322)
Hong Kong [Member]
Schedule of Income (Loss) Before Income Taxes and Provision [Line Items]
Total income (loss) before income taxes	(700,708)	(695,219)	(409,755)
PRC [Member]
Schedule of Income (Loss) Before Income Taxes and Provision [Line Items]
Total income (loss) before income taxes	(1,581,818)	(1,635,067)	(1,762,803)
U.S. [Member]
Schedule of Income (Loss) Before Income Taxes and Provision [Line Items]
Total income (loss) before income taxes	$ (315,097)	$ 995,950	$ (402,500)